Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000251148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000251148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000251148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000251148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000251148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000251148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000251148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000251149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000251149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251150 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251150 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000251150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000251150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000251150 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251150 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251150 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000251150 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000251150 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000251150 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251151 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251151 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251151 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251151 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000251151 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000251151 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251151 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251151 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251151 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000251151 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000251151 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%